Contracts in Progress	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Contractors [Abstract]
Contracts in Progress

10.      Contracts in Progress

Contracts in progress consist of the following:

	March 31, 2012	September 30, 2011
Costs incurred on uncompleted contracts	$552,495	$549,319
Estimated earnings on contracts in progress	114,811	83,991
	667,306	633,310
Less billings on contracts in progress	601,237	532,247
	$66,069	$101,063
Costs and estimated earnings in excess of billings	$90,934	$143,770
Billings in excess of costs and estimated earnings	24,865	42,707
	$66,069	$101,063

4.         Contracts in Progress

Contracts in progress consist of the following:

	September 30, 2011	September 30, 2010
Costs incurred on uncompleted contracts	$549,319	$57,368
Estimated earnings on contracts in progress	83,991	17,751
	633,310	75,119
Less billings on contracts in progress	532,247	99,569
	$101,063	$(24,450)

Costs and estimated earnings in excess of billings	$143,770	$—
Billings in excess of costs and estimated earnings	42,707	24,450
	$101,063	$(24,450)